Borrowings - Borrowings Outstanding with Availability for Borrowings (Detail) In Thousands, unless otherwise specified			12 Months Ended
	Jan. 31, 2013 USD ($)	Jan. 31, 2012 USD ($)	Jan. 31, 2013 2011 Nedbank Facility [Member] USD ($)	Jan. 31, 2013 2009 Nedbank South African Facilities [Member] USD ($)	Jan. 31, 2013 2009 Nedbank South African Facilities [Member] ZAR	Jan. 31, 2013 2011 Royal Bank of Scotland N.V. (RBS) Facility [Member] USD ($)	Jan. 31, 2013 2011 Bank of the West Facility [Member] USD ($)	Jan. 31, 2013 Germany Credit Facility [Member] USD ($)	Jan. 31, 2013 Other Facilities [Member] USD ($)
Line of Credit Facility [Line Items]
Maturity date			Jun. 24, 2016	Jul. 09, 2016	Jul. 09, 2016	Jun. 24, 2013	Jun. 24, 2014	Jan. 31, 2014
Maturity date									Various
Credit facility limit	$ 492,778		$ 75,000	$ 58,056	525,000	$ 50,000	$ 50,000	$ 51,351	$ 208,371
Facility usage for cash withdrawals	79,213	76,240	79	2,054				102	76,978
Letters of credit and guarantees outstanding	156,891		2,924	25,677		31,894		847	95,549
Total facility/usage	236,104		3,003	27,731		31,894		949	172,527
Available, unused capacity	256,674		71,997	30,325		18,106	50,000	50,402	35,844
Available for cash withdrawals	$ 198,310		$ 34,921	$ 31,121			$ 50,000	$ 50,402	$ 31,866